Note 6 - Allowance for Loan Losses and Credit Quality Information (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Financing Receivable, Allowance for Credit Loss [Table Text Block]
(Dollars in thousands)	Single Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2019	$857	5,060	1,507	1,140	8,564

Provision for losses	$173	2,938	(63)	(349)	2,699
Charge-offs	0	(730)	(84)	(8)	(822)
Recoveries	0	27	29	202	258
Balance, December 31, 2020	$1,030	7,295	1,389	985	10,699

Provision for losses	$(56)	(1,524)	(424)	(115)	(2,119)
Charge-offs	0	(36)	(42)	0	(78)
Recoveries	0	653	58	66	777
Balance, December 31, 2021	$974	6,388	981	936	9,279

Allocated to:
Specific reserves	$29	95	100	14	238
General reserves	1,001	7,200	1,289	971	10,461
Balance, December 31, 2020	$1,030	7,295	1,389	985	10,699

Allocated to:
Specific reserves	$36	280	83	7	406
General reserves	938	6,108	898	929	8,873
Balance, December 31, 2021	$974	6,388	981	936	9,279

Loans receivable at December 31, 2020:
Individually reviewed for impairment	$857	1,484	750	35	3,126
Collectively reviewed for impairment	134,166	379,220	54,641	82,638	650,665
Ending balance	$135,023	380,704	55,391	82,673	653,791

Loans receivable at December 31, 2021:
Individually reviewed for impairment	$340	3,757	546	7	4,650
Collectively reviewed for impairment	162,982	393,111	41,099	60,158	657,350
Ending balance	$163,322	396,868	41,645	60,165	662,000

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 2021
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$410	791	56	0	1,257	162,065	163,322
Commercial real estate:
Real estate rental and leasing	16,012	4,753	0	0	20,765	188,901	209,666
Other	6,824	9,571	0	0	16,395	170,807	187,202
Consumer	0	475	21	50	546	41,099	41,645
Commercial business	1,933	1,813	0	0	3,746	56,419	60,165
	$25,179	17,403	77	50	42,709	619,291	662,000

	December 31, 2020
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$1,219	2,845	29	0	4,093	130,930	135,023
Commercial real estate:
Real estate rental and leasing	8,065	3,483	0	0	11,548	190,852	202,400
Other	8,774	9,750	0	0	18,524	159,780	178,304
Consumer	0	600	132	18	750	54,641	55,391
Commercial business	1,968	2,482	0	0	4,450	78,223	82,673
	$20,026	19,160	161	18	39,365	614,426	653,791

Financing Receivable, Past Due [Table Text Block]
(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
December 31, 2021
Single family	$864	65	153	1,082	162,240	163,322	0
Commercial real estate:
Real estate rental and leasing	198	0	0	198	209,468	209,666	0
Other	226	3,402	0	3,628	183,574	187,202	0
Consumer	174	89	122	385	41,260	41,645	0
Commercial business	0	0	0	0	60,165	60,165	0
	$1,462	3,556	275	5,293	656,707	662,000	0
December 31, 2020
Single family	$626	38	298	962	134,061	135,023	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	202,400	202,400	0
Other	0	0	0	0	178,304	178,304	0
Consumer	458	66	279	803	54,588	55,391	0
Commercial business	0	0	0	0	82,673	82,673	0
	$1,084	104	577	1,765	652,026	653,791	0

Impaired Financing Receivables [Table Text Block]
	December 31, 2021
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$253	272	0	502	2
Commercial real estate:
Real estate rental and leasing	0	0	0	432	0
Other	189	189	0	197	0
Consumer	419	419	0	545	9

Loans with an allowance recorded:
Single family	87	87	36	113	0
Commercial real estate:
Real estate rental and leasing	0	0	0	98	0
Other	3,568	3,568	280	844	142
Consumer	127	127	83	136	2
Commercial business	7	7	7	25	0

Total:
Single family	340	359	36	615	2
Commercial real estate:
Real estate rental and leasing	0	0	0	530	0
Other	3,757	3,757	280	1,041	142
Consumer	546	546	83	681	11
Commercial business	7	7	7	25	0
	$4,650	4,669	406	2,892	155

	December 31, 2020
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$740	759	0	616	34
Commercial real estate:
Real estate rental and leasing	932	1,582	0	580	33
Other	211	211	0	314	2
Consumer	574	574	0	626	10
Commercial business	0	0	0	2	0

Loans with an allowance recorded:
Single family	117	117	29	242	0
Commercial real estate:
Real estate rental and leasing	166	166	5	175	0
Other	175	175	90	425	10
Consumer	176	176	100	170	6
Commercial business	35	586	14	200	2

Total:
Single family	857	876	29	858	34
Commercial real estate:
Real estate rental and leasing	1,098	1,748	5	755	33
Other	386	386	90	739	12
Consumer	750	750	100	796	16
Commercial business	35	586	14	202	2
	$3,126	4,346	238	3,350	97

Financing Receivable, Nonaccrual [Table Text Block]
(Dollars in thousands)	2021	2020
Single family	$340	502
Commercial real estate:
Real estate rental and leasing	0	1,098
Other	3,757	386
Consumer	517	689
Commercial business	7	9
	$4,621	2,684

Financing Receivable, Troubled Debt Restructuring [Table Text Block]
(Dollars in thousands)	2021	2020
Single family	$254	612
Commercial real estate:
Other	355	211
Consumer	442	630
Commercial business	0	25
	$1,051	1,478

Financial Effects of Troubled Debt Restructurings and Difference Between Outstanding Recorded Balance Pre Modification and Post Modification [Table Text Block]
	Year ended December 31, 2021			Year ended December 31, 2020
(Dollars in thousands)	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment
Troubled debt restructurings:
Single family	1	$38	40	1	$94	101
Commercial real estate:
Other	1	139	139	2	293	293
Consumer	1	93	94	0	0	0
Commercial business	1	14	14	0	0	0
Total	4	$284	287	3	$387	394